Investment Objectives and Goals	Oct. 28, 2026
SEI Ang Research Enhanced U.S. Large Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	SEI Ang Research Enhanced U.S. Large Cap Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Investment results that, before fees and expenses, track the total return performance of the iSTOXX Ang Research Enhanced U.S. Large Cap Growth Index.
SEI Ang Research Enhanced U.S. Large Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	SEI Ang Research Enhanced U.S. Large Cap Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Investment results that, before fees and expenses, track the total return performance of the iSTOXX Ang Research Enhanced U.S. Large Cap Value Index.